Business Combinations (Details) - Schedule of Net Cash Flows from Disposal of Subsidiaries - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disposal of Subsidiaries [Member]
Business Combinations (Details) - Schedule of Net Cash Flows from Disposal of Subsidiaries [Line Items]
Consideration received		$ 6,800,000	$ 402
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)		(3,732,847)	(24,605)
Net cash flows from disposal of subsidiaries		3,067,153	(24,203)
Deemed Disposal of Subsidiaries [Member]
Business Combinations (Details) - Schedule of Net Cash Flows from Disposal of Subsidiaries [Line Items]
Consideration received		390,112
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)		(10,301)
Net cash flows from disposal of subsidiaries		$ 379,811